Note 38 Personnel expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Personnel expenses [Line Items]
Wages and salaries	€ 2,731	€ 2,358
Social security contributions	486	410
Post-employment benefit expense, defined contribution plans	86	69
Post-employment benefit expense, defined benefit plans	31	23
Other employee expense	300	221
Employee benefits expense	€ 3,633	€ 3,081